CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (Predecessor, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Paid-in Capital
Transaction
Recorded in Paid-in capital	$ 19,326	[1]
Accumulated Retained Earnings
Transaction
Equity increase (decrease)	(25,375)	[2]
AIG | Compensation, legal fees and other expenses paid by AIG | Paid-in Capital
Transaction
Recorded in Paid-in capital	2,636
AIG | Corporate aircraft received as capital contribution
Transaction
Number of aircraft transferred	1
AIG | Corporate aircraft received as capital contribution | Paid-in Capital
Transaction
Recorded in Paid-in capital	16,690
Recorded in Paid-in capital, tax	9,211
AIG | Corporate aircraft transferred as dividend
Transaction
Number of aircraft transferred	2
AIG | Corporate aircraft transferred as dividend | Accumulated Retained Earnings
Transaction
Equity increase (decrease)	(25,379)
Equity decrease (increase), tax benefit	11,866
AIG | Miscellaneous adjustments | Accumulated Retained Earnings
Transaction
Equity increase (decrease)	$ (4)

[1]	We recorded $10,053 during 2013 and $2,636 during 2012 in Paid-in capital for compensation expenses, legal expenses and other expenses paid by AIG on our behalf for which we were not required to reimburse. Additionally, we recorded $16,690, net of tax of $9,211, in Paid-in capital during 2012 when AIG contributed a corporate aircraft to us.
[2]	In 2013, we transferred shares of AIG stock with a carrying value, net of tax, of $0.9 million to AIG and recorded the transaction as a decrease to Retained earnings. In 2012, we recorded a decrease to Retained earnings of $25,379, net of tax of $11,866 when we transferred two corporate aircraft to AIG, and an increase to Retained earnings of $(4) for other miscellaneous adjustments.